Equity - Narrative Shares and share capital, Capital management (Details) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Apr. 02, 2025 shares	Nov. 11, 2022 shares	Dec. 31, 2025 EUR (€) shareClass vote € / shares shares	Dec. 31, 2025 USD ($) shareClass vote shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 shares	Dec. 31, 2025 $ / shares	Feb. 28, 2025 shares
Shares of the Parent Company
Number of share classes | shareClass				1	1
Number of votes per share | vote				1	1
Par value per share (in EUR per share) | € / shares				€ 0
Share capital | €				€ 245,896,461.96		€ 245,896,461.96
Shares held by group companies (in shares)				159,705,525		232,700,997
Shares held by group companies (as percent)				2.80%		4.20%
Repurchase of treasury shares (in shares)				130,814,000	130,814,000	176,832,000	78,301,000
Settlement of share-based payments (in shares)				46,375,000	46,375,000	24,380,000	16,886,000
NVIDIA Corporation
Shares of the Parent Company
Increase (decrease) in number of ordinary shares issued (in shares)				166,389,351	166,389,351
Subscription price per share (in USD/EUR per share) | (per share)				€ 5.16				$ 6.01
Total proceeds				€ 850,000,000	$ 1,000
Nokia Corporation
Shares of the Parent Company
Increase (decrease) in number of ordinary shares issued (in shares)				120,000,000	120,000,000	150,000,000
Cancellation of treasury shares (in shares)				150,000,000	150,000,000	157,646,220
Infinera Corporation
Shares of the Parent Company
Number of instruments or interests issued or issuable (in shares)									127,434,986
Equity incentive plan and employee share purchase plan
Shares of the Parent Company
Settlement of share-based payments (in shares)				46,374,440	46,374,440	24,380,761
Bottom of range
Shares of the Parent Company
Cash target (as percent)				10.00%	10.00%
Top of range
Shares of the Parent Company
Cash target (as percent)				15.00%	15.00%
November 2024 Program
Shares of the Parent Company
Repurchase of treasury shares (in shares)		150,000,000		130,813,954	130,813,954
January and November 2024 programs
Shares of the Parent Company
Repurchase of treasury shares (in shares)						176,832,266
February 2022 Program
Shares of the Parent Company
Cancellation of treasury shares (in shares)	63,963,583
Repurchase of treasury shares (in shares)			78,301,011
Total shareholders’ equity
Shares of the Parent Company
Number of shares issued (in shares)				5,742,239,696		5,605,850,345